UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-06621

        Nuveen Premium Income Municipal Fund 2, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:          1/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Premium Income Municipal Fund 2, Inc. (NPM) January 31, 2006

		Optional
Principal		Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Alabama – 2.5% (1.6% of Total Investments)
$ 3,600	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health	11/15 at 100.00	Baa1	$3,732,192
	System Inc., Series 2005A, 5.250%, 11/15/20
1,560	Courtland Industrial Development Board, Alabama, Pollution Control Revenue Bonds,	6/15 at 100.00	BBB	1,567,410
	International Paper Company, Series 2005A, 5.000%, 6/01/25
1,690	Montgomery BMC Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist	11/14 at 100.00	A3 (4)	1,851,040
	Medical Center, Series 2004C, 5.250%, 11/15/29 (Pre-refunded 11/15/14)
8,255	University of South Alabama, Student Tuition Revenue Bonds, Series 2004, 5.000%, 3/15/24 –	3/14 at 100.00	Aaa	8,673,198
	FGIC Insured

15,105	Total Alabama			15,823,840

	Arizona – 0.9% (0.6% of Total Investments)
	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health
	Network, Series 2005B:
200	5.250%, 12/01/24	12/15 at 100.00	BBB	206,422
265	5.250%, 12/01/25	12/15 at 100.00	BBB	274,347
2,850	Maricopa County Industrial Development Authority, Arizona, Multifamily Housing Revenue Bonds,	1/07 at 102.00	AAA	3,054,545
	Place Five and The Greenery Apartments, Series 1996A, 6.625%, 1/01/27 (ETM)
2,095	Pima County Industrial Development Authority, Arizona, Lease Obligation Revenue Refunding	7/06 at 101.00	AAA	2,125,063
	Bonds, Tucson Electric Power Company, Series 1988A, 7.250%, 7/15/10 – FSA Insured

5,410	Total Arizona			5,660,377

	Arkansas – 0.2% (0.1% of Total Investments)
1,000	Washington County, Arkansas, Hospital Revenue Bonds, Washington Regional Medical Center,	2/15 at 100.00	BBB	1,011,200
	Series 2005B, 5.000%, 2/01/25

	California – 14.9% (9.6% of Total Investments)
5,690	California Department of Veterans Affairs, Home Purchase Revenue Bonds, Series 2002A, 5.300%,	6/12 at 101.00	AAA	6,042,439
	12/01/21 – AMBAC Insured
	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
4,000	6.000%, 5/01/15 (Pre-refunded 5/01/12)	5/12 at 101.00	A2 (4)	4,580,480
5,500	5.375%, 5/01/21 (Pre-refunded 5/01/12)	5/12 at 101.00	A2 (4)	6,106,925
	California Educational Facilities Authority, Revenue Refunding Bonds, Loyola Marymount
	University, Series 2001A:
3,255	0.000%, 10/01/23 – MBIA Insured	No Opt. Call	Aaa	1,460,030
5,890	0.000%, 10/01/24 – MBIA Insured	No Opt. Call	Aaa	2,501,836
7,615	0.000%, 10/01/25 – MBIA Insured	No Opt. Call	Aaa	3,077,678
6,240	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	11/15 at 100.00	A3	6,348,326
	Series 2005, 5.000%, 11/15/27
2,055	California Infrastructure Economic Development Bank, Infrastructure State Revolving Fund	10/14 at 100.00	AA	2,167,943
	Revenue Bonds, Series 2004, 5.000%, 10/01/21
2,500	California, Economic Recovery Revenue Bonds, Series 2004A, 5.250%, 7/01/14	No Opt. Call	AA–	2,756,125
	California, General Obligation Bonds, Series 2004:
5,000	5.000%, 4/01/10	No Opt. Call	A	5,282,250
8,000	5.125%, 2/01/25	2/14 at 100.00	A	8,412,400
3,500	California, General Obligation Bonds, Series 2005, 5.000%, 8/01/22	8/15 at 100.00	A	3,690,820
1,900	Chula Vista, California, Industrial Development Revenue Bonds, San Diego Gas and Electric	6/14 at 102.00	A2	2,022,303
	Company, Series 1996A, 5.300%, 7/01/21
2,170	Cotati-Rohnert Park Unified School District, Sonoma County, California, General Obligation	8/15 at 100.00	Aaa	2,310,963
	Bonds, Series 2005, 5.000%, 8/01/22 – FGIC Insured
30,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	No Opt. Call	AAA	15,446,700
	1995A, 0.000%, 1/01/21 (ETM)
1,385	Fullerton Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2005,	9/15 at 100.00	AAA	1,447,699
	5.000%, 9/01/27 – AMBAC Insured
2,790	Los Angeles County Metropolitan Transportation Authority, California, Proposition A First Tier	7/15 at 100.00	AAA	2,952,015
	Senior Sales Tax Revenue Bonds, Series 2005A, 5.000%, 7/01/24 – AMBAC Insured
1,420	Perris, California, Special Tax Bonds, Community Facilities District 2001-1, May Farms	9/15 at 102.00	N/R	1,389,569
	Improvement Area 4, Series 2005A, 5.000%, 9/01/25
2,220	San Diego Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Centre City	9/14 at 100.00	AAA	2,339,436
	Project, Series 2004A, 5.000%, 9/01/20 – XLCA Insured
960	San Francisco Redevelopment Agency, California, Hotel Tax Revenue Bonds, Series 1994, 6.750%,	7/06 at 100.00	AAA	970,896
	7/01/25 – FSA Insured
6,000	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/14 at 100.00	AAA	6,547,260
	Project, Series 2004A, 5.250%, 8/01/19 – MBIA Insured
2,000	Sonoma County Junior College District, California, General Obligation Bonds, Series 2003A,	8/13 at 100.00	AAA	2,173,700
	5.000%, 8/01/27 (Pre-refunded 8/01/13) – FSA Insured
3,000	Walnut Energy Center Authority, California, Electric Revenue Bonds, Turlock Irrigation	1/14 at 100.00	AAA	3,089,790
	District, Series 2004A, 5.000%, 1/01/34 – AMBAC Insured

113,090	Total California			93,117,583

	Colorado – 1.0% (0.7% of Total Investments)
1,700	Centennial Water and Sanitation District, Colorado, Water and Sewerage Revenue Bonds, Series	12/14 at 100.00	AAA	1,802,629
	2004, 5.000%, 12/01/22 – FGIC Insured
	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan
	Society, Series 2005:
1,745	5.250%, 6/01/23	6/16 at 100.00	A–	1,829,284
475	5.000%, 6/01/29	6/16 at 100.00	A–	478,976
150	Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 1995D, 7.375%,	6/06 at 105.00	Aa2	151,502
	6/01/26 (Alternative Minimum Tax)
400	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1991D, 7.750%, 11/15/13	No Opt. Call	A	459,600
	(Alternative Minimum Tax)
1,700	Denver, Colorado, FHA-Insured Multifamily Housing Revenue Bonds, Boston Lofts Project, Series	10/07 at 102.00	AAA	1,743,537
	1997A, 5.750%, 10/01/27 (Alternative Minimum Tax)

6,170	Total Colorado			6,465,528

	Connecticut – 2.4% (1.6% of Total Investments)
3,170	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 1996C-2,	5/06 at 102.00	AAA	3,247,443
	6.250%, 11/15/18
	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2003B:
8,310	5.000%, 1/01/21 – FGIC Insured	1/14 at 100.00	AAA	8,808,101
3,000	5.000%, 1/01/24 – FGIC Insured	1/14 at 100.00	AAA	3,157,020

14,480	Total Connecticut			15,212,564

	District of Columbia – 1.9% (1.3% of Total Investments)
	District of Columbia, Revenue Bonds, Georgetown University, Series 2001A:
11,720	0.000%, 4/01/27 – MBIA Insured	4/11 at 39.61	AAA	3,671,642
13,780	0.000%, 4/01/28 – MBIA Insured	4/11 at 37.21	AAA	4,057,383
15,855	0.000%, 4/01/29 – MBIA Insured	4/11 at 35.07	AAA	4,399,445

41,355	Total District of Columbia			12,128,470

	Florida – 3.4% (2.2% of Total Investments)
4,230	Brevard County Health Facilities Authority, Florida, Revenue Bonds, Health First Inc. Project,	4/16 at 100.00	A	4,292,054
	Series 2005, 5.000%, 4/01/24
5,000	Dade County, Florida, Aviation Revenue Bonds, Series 1996A, 5.750%, 10/01/18 – MBIA Insured	10/06 at 102.00	AAA	5,164,700
	(Alternative Minimum Tax)
2,500	Escambia County Health Facilities Authority, Florida, Health Facility Revenue Refunding Bonds,	10/08 at 101.00	A3	2,559,325
	Baptist Hospital and Baptist Manor, Series 1998, 5.125%, 10/01/19
655	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2000-11, 5.850%,	1/10 at 100.00	AAA	680,990
	1/01/22 – FSA Insured (Alternative Minimum Tax)
3,600	Hillsborough County Industrial Development Authority, Florida, Exempt Facilities Remarketed	4/10 at 101.00	N/R	4,001,400
	Revenue Bonds, National Gypsum Company, Apollo Beach Project, Series 2000B, 7.125%, 4/01/30
	(Alternative Minimum Tax)
1,700	Miami-Dade County, Florida, Beacon Tradeport Community Development District, Special	5/12 at 102.00	AA	1,824,950
	Assessment Bonds, Commercial Project, Series 2002A, 5.625%, 5/01/32 – RAAI Insured
2,650	Volusia County, Florida, Tax Revenue Bonds, Tourist Development, Series 2004, 5.000%, 12/01/23	12/14 at 100.00	Aaa	2,803,965
	– FSA Insured

20,335	Total Florida			21,327,384

	Georgia – 1.9% (1.3% of Total Investments)
500	Chatham County Hospital Authority, Savannah, Georgia, Hospital Revenue Bonds, Memorial Health	1/14 at 100.00	A–	523,760
	University Medical Center Inc., Series 2004A, 5.375%, 1/01/26
1,745	Columbus, Georgia, Water and Sewerage Revenue Bonds, Series 2005, 5.000%, 5/01/24 – MBIA	5/14 at 100.00	AAA	1,838,270
	Insured
150	Fulton County Housing Authority, Georgia, GNMA Mortgage-Backed Securities Program Single	9/06 at 102.00	AAA	153,941
	Family Mortgage Revenue Refunding Bonds, Series 1996A, 6.200%, 9/01/27 (Alternative Minimum
	Tax)
10	Municipal Electric Authority of Georgia, Combustion Turbine Revenue Bonds, Series 2003A,	11/13 at 100.00	AAA	11,011
	5.250%, 11/01/15 (Pre-refunded 11/01/13) – MBIA Insured
	Municipal Electric Authority of Georgia, Combustion Turbine Revenue Bonds, Series 2003A:
3,405	5.250%, 11/01/15 – MBIA Insured	11/13 at 100.00	AAA	3,710,394
3,365	5.000%, 11/01/18 – MBIA Insured	11/13 at 100.00	AAA	3,574,471
2,235	Richmond County Development Authority, Georgia, Revenue Bonds, Medical College of Georgia,	12/14 at 100.00	AAA	2,350,125
	Cancer Research Center Project, Series 2004A, 5.000%, 12/15/24 – AMBAC Insured

11,410	Total Georgia			12,161,972

	Idaho – 1.4% (0.9% of Total Investments)
3,170	Idaho Housing Agency, FHA-Insured Mortgage Revenue Bonds, Park Place Project, Series 1995A,	6/06 at 101.00	Aa2	3,216,314
	6.500%, 12/01/36 (Alternative Minimum Tax)
365	Idaho Housing Agency, Senior Lien Single Family Mortgage Bonds, Series 1995F, 6.450%, 7/01/27	7/06 at 101.00	Aaa	370,468
	(Alternative Minimum Tax)
3,160	Idaho Housing and Finance Association, GNMA Housing Revenue Refunding Bonds, Wedgewood Terrace	3/12 at 105.00	Aaa	3,558,729
	Project, Series 2002A-1, 7.250%, 3/20/37
375	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 1996G, 6.350%,	7/06 at 102.00	Aaa	378,364
	7/01/26 (Alternative Minimum Tax)
415	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 2000B, 6.250%,	1/10 at 100.00	Aa2	434,650
	7/01/22 (Alternative Minimum Tax)
645	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 2000E, 5.950%,	7/10 at 100.00	Aaa	650,283
	7/01/20 (Alternative Minimum Tax)

8,130	Total Idaho			8,608,808

	Illinois – 15.5% (10.0% of Total Investments)
5,000	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	AAA	2,584,000
	Revenues, Series 1999A, 0.000%, 12/01/20 – FGIC Insured
22,670	Chicago, Illinois, General Obligation Bonds, City Colleges of Chicago Capital Improvement	No Opt. Call	AAA	9,519,360
	Project, Series 1999, 0.000%, 1/01/25 – FGIC Insured
6,295	Chicago, Illinois, General Obligation Bonds, Series 1995A-1, 5.125%, 1/01/25 – AMBAC Insured	1/08 at 100.00	AAA	6,427,510
880	Chicago, Illinois, General Obligation Refunding Bonds, Series 1998, 5.250%, 1/01/20 – FGIC	7/08 at 102.00	AAA	929,333
	Insured
120	Chicago, Illinois, General Obligation Refunding Bonds, Series 1998, 5.250%, 1/01/20	7/08 at 102.00	AAA	127,303
	(Pre-refunded 7/01/08) – FGIC Insured
1,175	Chicago, Illinois, GNMA Collateralized Multifamily Housing Revenue Bonds, Bryn Mawr-Belle	6/09 at 102.00	Aaa	1,223,739
	Shores Project, Series 1997, 5.800%, 6/01/23 (Alternative Minimum Tax)
3,315	Chicago, Illinois, Tax Increment Allocation Bonds, Read-Dunning Redevelopment Project, Series	1/07 at 102.00	N/R	3,461,755
	1996B, 7.250%, 1/01/14
3,325	Chicago, Illinois, Tax Increment Allocation Bonds, Sanitary Drainage and Ship Canal	1/07 at 102.00	N/R	3,486,928
	Redevelopment Project, Series 1997A, 7.750%, 1/01/14
4,865	Cook County Community Consolidated School District 15, Palatine, Illinois, General Obligation	No Opt. Call	Aaa	2,506,935
	Bonds, Series 2001, 0.000%, 12/01/20 – FGIC Insured
6,190	Cook County Community High School District 219, Niles Township, Illinois, General Obligation	No Opt. Call	Aaa	3,203,635
	Capital Appreciation Bonds, Series 2001, 0.000%, 12/01/20 – MBIA Insured
2,740	East Saint Louis, Illinois, FHA-Insured Section 8 Assisted Mortgage Revenue Refunding Bonds,	7/06 at 100.00	AAA	2,743,343
	Dawson Manor Apartments, Series 1994A, 6.500%, 7/01/24 – MBIA Insured
	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2004:
2,000	5.250%, 11/15/14	5/14 at 100.00	A	2,124,160
4,420	5.250%, 11/15/15	5/14 at 100.00	A	4,677,951
1,000	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2004A, 5.000%, 7/01/24	7/14 at 100.00	Aa1	1,045,730
1,000	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002,	5/12 at 100.00	Baa2	1,025,800
	5.500%, 5/15/32
3,000	Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Series 2003,	7/13 at 100.00	A–	3,254,400
	6.000%, 7/01/33
3,000	Illinois Health Facilities Authority, Revenue Refunding Bonds, Lutheran General Health System,	No Opt. Call	A+	3,407,310
	Series 1993C, 6.000%, 4/01/18
	Illinois Housing Development Authority, Housing Finance Bonds, Series 2000A:
720	5.750%, 9/01/10 (Alternative Minimum Tax)	3/10 at 100.00	AA	731,110
1,245	6.200%, 9/01/20 (Alternative Minimum Tax)	3/10 at 100.00	AA	1,282,786
11,000	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2001, 6.000%, 11/01/26 –	No Opt. Call	AAA	13,557,830
	FGIC Insured
2,000	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2002, 5.500%, 2/01/18 –	2/12 at 100.00	AAA	2,174,740
	FGIC Insured
	Lake County Community Unit School District 60, Waukegan, Illinois, General Obligation
	Refunding Bonds, Series 2001B:
3,230	0.000%, 11/01/19 – FSA Insured	No Opt. Call	Aaa	1,749,368
1,740	0.000%, 11/01/21 – FSA Insured	No Opt. Call	Aaa	846,301
4,020	Lake, Cook, Kane and McHenry Counties Community Unit School District 220, Barrington,	No Opt. Call	AAA	4,508,309
	Illinois, School Refunding Bonds, Series 2002, 5.250%, 12/01/20 – FSA Insured
	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel
	Revenue Bonds, Series 2005B:
855	5.250%, 1/01/25	1/16 at 100.00	AA–	902,307
1,750	5.250%, 1/01/30	1/16 at 100.00	AA–	1,832,600
17,945	McHenry and Kane Counties Community Consolidated School District 158, Huntley, Illinois,	No Opt. Call	Aaa	8,733,473
	General Obligation Bonds, Series 2003, 0.000%, 1/01/22 – FGIC Insured
4,505	McHenry County Community Consolidated School District 47, Crystal Lake, Illinois, General	2/09 at 100.00	Aaa	4,772,867
	Obligation Refunding Bonds, Series 1999, 5.750%, 2/01/19 – FSA Insured
2,910	McHenry County Community High School District 154, Marengo, Illinois, Capital Appreciation	No Opt. Call	Aaa	1,480,928
	School Bonds, Series 2001, 0.000%, 1/01/21 – FGIC Insured
2,540	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/12 at 101.00	AAA	2,629,281
	Project, Series 2002A, 5.000%, 12/15/28 – MBIA Insured

125,455	Total Illinois			96,951,092

	Indiana – 2.6% (1.7% of Total Investments)
1,000	Ball State University, Indiana, Student Fee Revenue Bonds, Series 2002K, 5.750%, 7/01/20 –	1/12 at 100.00	AAA	1,101,030
	FGIC Insured
3,500	Indiana Bond Bank, Special Program Bonds, East Chicago Facilities Building Corporation, Series	2/10 at 101.00	AAA	3,845,450
	2000A, 6.125%, 2/01/25 – AMBAC Insured
4,195	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 2000, 5.375%, 12/01/25	12/10 at 100.00	Aa2	4,467,214
805	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 2000, 5.375%, 12/01/25	12/10 at 100.00	Aa2 (4)	871,356
	(Pre-refunded 12/01/10)
	Indiana University, Student Fee Revenue Bonds, Series 2004P:
2,750	5.000%, 8/01/22 – AMBAC Insured	8/14 at 100.00	AAA	2,890,855
1,600	5.000%, 8/01/24 – AMBAC Insured	8/14 at 100.00	AAA	1,674,976
1,550	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series	2/15 at 100.00	BBB	1,576,179
	2005, 5.250%, 2/15/23

15,400	Total Indiana			16,427,060

	Iowa – 3.3% (2.1% of Total Investments)
2,000	Iowa Finance Authority, Healthcare Revenue Bonds, Genesis Medical Center, Series 2000, 6.250%,	7/10 at 100.00	A1	2,144,060
	7/01/25
8,000	Iowa Finance Authority, Hospital Facilities Revenue Bonds, Iowa Health System, Series 1998A,	7/08 at 102.00	AAA	8,461,920
	5.125%, 1/01/28 (Pre-refunded 7/01/08) – MBIA Insured
8,000	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	BBB	7,918,640
	5.500%, 6/01/42
2,000	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series	6/11 at 101.00	AAA	2,152,620
	2001B, 5.300%, 6/01/25 (Pre-refunded 6/01/11)

20,000	Total Iowa			20,677,240

	Kansas – 0.2% (0.1% of Total Investments)
1,000	Johnson County Unified School District 232, Kansas, General Obligation Bonds, Series 2005,	3/15 at 100.00	Aaa	1,060,250
	5.000%, 3/01/23 – MBIA Insured
150	Sedgwick and Shawnee Counties, Kansas, GNMA Collateralized Single Family Mortgage Revenue	No Opt. Call	Aaa	151,277
	Refunding Bonds, Series 1994A-1, 7.900%, 5/01/24 (Alternative Minimum Tax)

1,150	Total Kansas			1,211,527

	Louisiana – 2.7% (1.8% of Total Investments)
700	Bossier Public Trust Financing Authority, Louisiana, Single Family Mortgage Revenue Refunding	2/06 at 102.00	AAA	712,712
	Bonds, Series 1995B, 6.125%, 8/01/28
3,205	East Baton Rouge Parish Mortgage Finance Authority, Louisiana, GNMA/FNMA Mortgage-Backed	4/06 at 102.00	Aaa	3,244,998
	Securities Program Single Family Mortgage Revenue Bonds, Series 1994C, 6.350%, 10/01/28
	(Alternative Minimum Tax)
3,230	Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax Revenue Refunding	12/12 at 100.00	AAA	3,434,394
	Bonds, Series 2002, 5.250%, 12/01/21 – AMBAC Insured
4,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our	8/15 at 100.00	A+	4,100,960
	Lady Health System, Series 2005A, 5.250%, 8/15/31
2,215	New Orleans Home Mortgage Authority, Louisiana, GNMA/FNMA Single Family Mortgage Revenue	6/06 at 101.00	Aaa	2,230,195
	Bonds, Series 1995A, 6.300%, 6/01/28 (Alternative Minimum Tax)
3,240	Orleans Levee District, Louisiana, Levee District General Obligation Bonds, Series 1986,	6/06 at 103.00	AAA	3,341,606
	5.950%, 11/01/15 – FSA Insured

16,590	Total Louisiana			17,064,865

	Maryland – 0.6% (0.4% of Total Investments)
1,865	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	9/16 at 100.00	AAA	2,015,133
	9/01/26 (WI/DD, Settling 2/08/06) – XLCA Insured
1,390	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health	7/14 at 100.00	A	1,478,849
	System, Series 2004A, 5.250%, 7/01/19

3,255	Total Maryland			3,493,982

	Massachusetts – 6.3% (4.0% of Total Investments)
2,700	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds,	No Opt. Call	N/R	2,969,433
	Eco/Springfield LLC, Series 2000A, 8.375%, 7/01/14 (Alternative Minimum Tax)
1,000	Massachusetts Development Finance Authority, Revenue Bonds, Hampshire College, Series 2004,	10/14 at 100.00	BBB	1,049,310
	5.700%, 10/01/34
9,175	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health	10/11 at 101.00	AA	9,824,223
	System, Series 2001E, 5.700%, 10/01/25 – RAAI Insured
1,100	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caritas Christi	1/09 at 101.00	BBB	1,128,072
	Obligated Group, Series 1999A, 5.625%, 7/01/20
2,750	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, New England Medical	5/12 at 100.00	AAA	2,884,118
	Center Hospitals, Series 2002H, 5.000%, 5/15/25 – FGIC Insured
	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2002E:
11,400	5.250%, 1/01/21 (Pre-refunded 1/01/13) – FSA Insured	1/13 at 100.00	AAA	12,414,828
1,850	5.250%, 1/01/21 (Pre-refunded 1/01/13) – FSA Insured	1/13 at 100.00	AAA	2,014,687
	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004:
2,250	5.250%, 1/01/21 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	AAA	2,467,148
4,000	5.250%, 1/01/24 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	AAA	4,386,040

36,225	Total Massachusetts			39,137,859

	Michigan – 3.4% (2.2% of Total Investments)
	Grand Rapids and Kent County Joint Building Authority, Michigan, Limited Tax General
	Obligation Bonds, Devos Place Project, Series 2001:
7,660	0.000%, 12/01/21	No Opt. Call	AAA	3,781,665
7,955	0.000%, 12/01/22	No Opt. Call	AAA	3,725,883
8,260	0.000%, 12/01/23	No Opt. Call	AAA	3,673,222
8,575	0.000%, 12/01/24	No Opt. Call	AAA	3,611,190
1,200	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Metropolitan Hospital, Series 2005A,	7/15 at 100.00	BBB	1,283,148
	6.000%, 7/01/35
2,000	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center	8/09 at 100.00	BB–	2,001,200
	Obligated Group, Series 1993A, 6.375%, 8/15/09
3,270	Romulus Community Schools, Wayne County, Michigan, General Obligation Bonds, Series 2003,	5/13 at 100.00	AA	3,445,632
	5.000%, 5/01/22

38,920	Total Michigan			21,521,940

	Minnesota – 4.3% (2.8% of Total Investments)
8,165	Cohasset, Minnesota, Pollution Control Revenue Bonds, Allete Inc., Series 2004, 4.950%, 7/01/22	7/14 at 100.00	A	8,276,289
	Minneapolis-St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds,
	HealthPartners Inc., Series 2003:
1,000	6.000%, 12/01/18	12/13 at 100.00	BBB+	1,101,990
1,050	5.875%, 12/01/29	12/13 at 100.00	BBB+	1,124,666
2,400	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds,	1/11 at 100.00	AAA	2,539,200
	Series 2001A, 5.250%, 1/01/25 – FGIC Insured
3,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Subordinate Airport Revenue	1/11 at 100.00	AAA	3,167,130
	Bonds, Series 2001C, 5.250%, 1/01/26 – FGIC Insured
1,375	Minnesota Higher Education Facilities Authority, St. John’s University Revenue Bonds, Series	10/15 at 100.00	A2	1,448,164
	2005-6G, 5.000%, 10/01/22
365	Minnesota Housing Finance Agency, Rental Housing Bonds, Series 1995D, 5.950%, 2/01/18 – MBIA	2/06 at 101.00	AAA	368,989
	Insured
730	Minnesota Housing Finance Agency, Single Family Mortgage Bonds, Series 1996G, 6.250%, 7/01/26	7/06 at 102.00	AA+	745,228
	(Alternative Minimum Tax)
1,020	Minnesota Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2000C, 6.100%,	7/09 at 100.00	AA+	1,038,013
	7/01/30 (Alternative Minimum Tax)
1,330	Minnesota Housing Finance Agency, Single Family Remarketed Mortgage Bonds, Series 1998H-2,	1/11 at 101.00	AA+	1,359,180
	6.050%, 7/01/31 (Alternative Minimum Tax)
1,000	Minnesota Municipal Power Agency, Electric Revenue Bonds, Series 2004A, 5.250%, 10/01/19	10/14 at 100.00	A3	1,071,060
2,000	Southern Minnesota Municipal Power Agency, Power Supply System Revenue Bonds, Series 1992B,	7/06 at 100.00	AAA	2,040,580
	5.750%, 1/01/11 (ETM)
1,620	St. Louis Park, Minnesota, Revenue Bonds, Park Nicollet Health Services, Series 2003B, 5.500%,	7/14 at 100.00	A	1,717,832
	7/01/25
1,000	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc.,	11/15 at 100.00	Baa3	1,081,810
	Series 2005, 6.000%, 11/15/25

26,055	Total Minnesota			27,080,131

	Mississippi – 0.4% (0.3% of Total Investments)
2,475	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	N/R	2,502,967
	Healthcare, Series 2004B-1, 5.000%, 9/01/24

	Missouri – 7.0% (4.5% of Total Investments)
2,000	Cole County Industrial Development Authority, Missouri, Revenue Bonds, Lutheran Senior	2/14 at 100.00	N/R	2,066,580
	Services – Heisinger Project, Series 2004, 5.250%, 2/01/24
2,885	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman	2/15 at 102.00	BBB+	3,055,157
	Health System, Series 2004, 5.500%, 2/15/24
9,000	Kansas City, Missouri, Airport Revenue Bonds, General Improvement Projects, Series 2003B,	9/12 at 100.00	AAA	9,669,420
	5.250%, 9/01/17 – FGIC Insured
	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Branson Landing
	Project, Series 2005A:
780	6.000%, 6/01/20	No Opt. Call	BBB+	897,632
1,225	5.000%, 6/01/35	6/15 at 100.00	BBB+	1,235,829
2,500	Missouri Health and Educational Facilities Authority, Revenue Bonds, BJC Health System, Series	5/13 at 100.00	AA	2,605,475
	2003, 5.125%, 5/15/24
1,200	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake Regional Health	2/14 at 100.00	BBB+	1,242,972
	System, Series 2003, 5.125%, 2/15/18
1,250	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Healthcare System,	6/11 at 101.00	AAA	1,335,800
	Series 2001A, 5.250%, 6/01/21 – AMBAC Insured
	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Healthcare System,
	Series 2001A:
1,250	5.250%, 6/01/21 (Pre-refunded 6/01/11) – AMBAC Insured	6/11 at 101.00	AAA	1,363,875
2,000	5.250%, 6/01/28 (Pre-refunded 6/01/11) – AMBAC Insured	6/11 at 101.00	AAA	2,175,060
4,095	Missouri, General Obligation Refunding Bonds, Fourth State Building, Series 2002A, 5.000%,	10/12 at 100.00	AAA	4,373,091
	10/01/18
6,445	Missouri, Water Pollution Control Revenue Refunding Bonds, Series 2002B, 5.000%, 10/01/18	10/12 at 100.00	AAA	6,894,410
4,500	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Kiel Center	6/06 at 100.00	N/R	4,505,895
	Multipurpose Arena, Series 1992, 7.625%, 12/01/09 (Alternative Minimum Tax)
2,200	St. Louis, Missouri, Airport Revenue Bonds, Airport Development Program, Series 2001A, 5.125%,	7/11 at 100.00	AAA	2,289,804
	7/01/22 – MBIA Insured

41,330	Total Missouri			43,711,000

	Nebraska – 0.4% (0.3% of Total Investments)
1,470	Municipal Energy Agency of Nebraska, Power Supply System Revenue Bonds, Series 2003A, 5.250%,	4/13 at 100.00	AAA	1,581,529
	4/01/23 – FSA Insured
1,000	University of Nebraska, Lincoln, Student Fees and Facilities Revenue Bonds, Series 2003B,	11/13 at 100.00	Aa2	1,025,540
	5.000%, 7/01/33

2,470	Total Nebraska			2,607,069

	Nevada – 5.5% (3.5% of Total Investments)
10,410	Clark County School District, Nevada, General Obligation Bonds, Series 2002C, 5.500%, 6/15/18	6/12 at 100.00	AAA	11,530,012
	(Pre-refunded 6/15/12) – MBIA Insured
4,000	Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company, Series	6/06 at 100.00	AAA	4,096,160
	1992A, 6.700%, 6/01/22 – FGIC Insured (Alternative Minimum Tax)
5,795	Clark County, Nevada, Motor Vehicle Fuel Tax Highway Improvement Revenue Bonds, Series 2003,	7/13 at 100.00	AAA	6,106,481
	5.000%, 7/01/23 – AMBAC Insured
4,000	Clark County, Nevada, Subordinate Lien Airport Revenue Bonds, Series 2004A-2, 5.125%, 7/01/25	7/14 at 100.00	AAA	4,204,280
	– FGIC Insured
7,315	Washoe County School District, Nevada, General Obligation Bonds, Series 2002B, 5.500%, 6/01/17	No Opt. Call	AAA	8,318,764
	– FGIC Insured

31,520	Total Nevada			34,255,697

	New Jersey – 4.5% (2.9% of Total Investments)
5,615	Essex County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2003, 5.125%,	12/13 at 100.00	Aaa	6,058,978
	12/15/20 – FSA Insured
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005P:
1,325	5.250%, 9/01/24	9/15 at 100.00	AA–	1,417,591
1,000	5.250%, 9/01/26	9/15 at 100.00	AA–	1,065,040
4,310	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series	11/07 at 101.50	AAA	4,490,330
	1997A, 5.650%, 5/01/40 – AMBAC Insured (Alternative Minimum Tax)
3,400	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C,	6/13 at 100.00	AAA	3,795,998
	5.500%, 6/15/22 (Pre-refunded 6/15/13)
4,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	AAA	4,269,480
3,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.000%, 1/01/24 – FSA Insured	1/15 at 100.00	AAA	3,166,590
3,435	Union County Utilities Authority, New Jersey, Solid Waste Facility Subordinate Lease Revenue	6/08 at 101.00	AAA	3,565,633
	Bonds, Ogden Martin Systems of Union Inc., Series 1998A, 5.350%, 6/01/23 – AMBAC Insured
	(Alternative Minimum Tax)

26,085	Total New Jersey			27,829,640

	New York – 18.1% (11.7% of Total Investments)
	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College,
	Series 1999:
1,975	6.375%, 7/01/16 – RAAI Insured	7/09 at 101.00	AA	2,157,451
2,080	6.375%, 7/01/17 – RAAI Insured	7/09 at 101.00	AA	2,269,363
1,500	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds,	7/14 at 100.00	AA–	1,613,400
	Upstate Community Colleges, Series 2004B, 5.250%, 7/01/19
1,250	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University,	10/15 at 100.00	A–	1,283,963
	Civic Facility Project, Series 2005, 5.000%, 10/01/30
2,375	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A,	6/08 at 101.00	AAA	2,482,540
	5.125%, 12/01/22 – FSA Insured
1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005C,	No Opt. Call	A	1,074,610
	5.000%, 11/15/16
4,600	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005F,	11/15 at 100.00	A	4,743,014
	5.000%, 11/15/30
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal
	Series 2004B:
6,875	5.000%, 8/01/23	8/13 at 100.00	AAA	7,205,413
7,260	5.000%, 8/01/24	8/13 at 100.00	AAA	7,594,686
2,500	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/14 at 100.00	AAA	2,632,100
	Series 2004C, 5.000%, 2/01/22
4,000	New York City Trust for Cultural Resources, New York, Revenue Bonds, American Museum of	4/07 at 101.00	AAA	4,136,520
	Natural History, Series 1997A, 5.650%, 4/01/27 – MBIA Insured
	New York City, New York, General Obligation Bonds, Fiscal Series 1996J:
30	5.875%, 2/15/19	2/06 at 101.50	A+	30,504
935	5.500%, 2/15/26	No Opt. Call	A+	950,614
12,020	New York City, New York, General Obligation Bonds, Fiscal Series 1997I, 6.250%, 4/15/27	4/07 at 101.00	AAA	12,558,135
	(Pre-refunded 4/15/07)
4,000	New York City, New York, General Obligation Bonds, Fiscal Series 2004C, 5.250%, 8/15/20	8/14 at 100.00	A+	4,288,320
2,150	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/25	3/15 at 100.00	A+	2,236,667
5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005M, 5.000%, 4/01/24	4/15 at 100.00	A+	5,214,400
	New York State Municipal Bond Bank Agency, Special School Purpose Revenue Bonds, Series 2003C:
6,000	5.250%, 6/01/20	6/13 at 100.00	A+	6,435,240
5,100	5.250%, 6/01/21	6/13 at 100.00	A+	5,493,363
5,980	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/26 – FSA	7/15 at 100.00	AAA	6,298,734
	Insured
	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Generation,
	Series 2005B:
3,770	5.000%, 4/01/21 – AMBAC Insured	10/15 at 100.00	AAA	4,030,582
3,625	5.000%, 4/01/22 – AMBAC Insured	10/15 at 100.00	AAA	3,860,661
2,135	5.000%, 4/01/23 – AMBAC Insured	10/15 at 100.00	AAA	2,268,566
2,835	5.000%, 4/01/24 – AMBAC Insured	10/15 at 100.00	AAA	3,003,116
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
3,400	5.500%, 6/01/16	6/10 at 100.00	AA–	3,639,258
2,000	5.500%, 6/01/19	6/13 at 100.00	AA–	2,205,620
6,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth	6/15 at 101.00	AAA	6,334,020
	Series 2005, 5.000%, 12/01/27 – XLCA Insured
6,250	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	No Opt. Call	AAA	7,134,938
	Terminal LLC, Sixth Series 1997, 6.250%, 12/01/15 – MBIA Insured (Alternative Minimum Tax)

106,645	Total New York			113,175,798

	North Carolina – 1.6% (1.0% of Total Investments)
2,550	Cumberland County, North Carolina, Hospital Facility Revenue Bonds, Cumberland County Hospital	10/09 at 101.00	A–	2,636,802
	System Inc., Cape Fear Valley Health System, Series 1999, 5.250%, 10/01/19
2,480	Durham Urban Redevelopment Authority, North Carolina, FHA-Insured Mortgage Loan Revenue Bonds,	8/07 at 105.00	AAA	2,635,868
	Durham Hosiery Mill, Series 1987, 7.500%, 8/01/29 (Alternative Minimum Tax)
715	North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series 1996JJ, 6.450%,	3/06 at 102.00	AA	735,499
	9/01/27 (Alternative Minimum Tax)
	North Carolina Infrastructure Finance Corporation, Certificates of Participation, Correctional
	Facilities, Series 2004A:
1,250	5.000%, 2/01/21	2/14 at 100.00	AA+	1,305,263
2,445	5.000%, 2/01/22	2/14 at 100.00	AA+	2,548,057

9,440	Total North Carolina			9,861,489

	North Dakota – 0.3% (0.2% of Total Investments)
1,605	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Series 2000C,	7/10 at 100.00	Aa3	1,619,557
	6.150%, 7/01/31 (Alternative Minimum Tax)

	Ohio – 4.1% (2.6% of Total Investments)
3,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2004,	12/14 at 100.00	AAA	3,264,240
	5.250%, 12/01/24 – FSA Insured
	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Series 2003C:
2,330	5.250%, 5/15/17 – MBIA Insured	5/13 at 100.00	AAA	2,506,334
4,105	5.250%, 5/15/18 – MBIA Insured	5/13 at 100.00	AAA	4,404,952
2,000	Ohio Housing Finance Agency, FHA-Insured Multifamily Housing Mortgage Revenue Bonds,	1/08 at 102.00	Aa2	2,036,680
	Courtyards of Kettering, Series 1998B-1, 5.550%, 1/01/40 (Alternative Minimum Tax)
6,250	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series	9/08 at 102.00	N/R	6,312,500
	1998A, 5.875%, 9/01/20 (Alternative Minimum Tax)
6,600	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series	9/09 at 102.00	N/R	6,841,758
	1998B, 6.625%, 9/01/20 (Alternative Minimum Tax)

24,285	Total Ohio			25,366,464

	Oklahoma – 1.0% (0.7% of Total Investments)
	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005:
500	5.375%, 9/01/29	9/16 at 100.00	BBB–	503,385
750	5.375%, 9/01/36	9/16 at 100.00	BBB–	752,970
5,000	Oklahoma State Student Loan Authority, Senior Lien Revenue Bonds, Series 2001A-1, 5.625%,	6/11 at 102.00	AAA	5,217,550
	6/01/31 (Alternative Minimum Tax)

6,250	Total Oklahoma			6,473,905

	Oregon – 1.7% (1.1% of Total Investments)
7,860	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Sisters of Providence	10/14 at 100.00	AA	8,601,355
	Health System, Series 2004, 5.500%, 10/01/21
920	Oregon, General Obligation Veterans Welfare Bonds, Series 75, 6.000%, 4/01/27	4/06 at 102.00	AA–	937,857
870	Portland, Oregon, Limited Tax General Obligation and Improvement Bonds, Series 1996A, 5.550%,	6/06 at 100.00	Aa2	876,777
	6/01/16

9,650	Total Oregon			10,415,989

	Pennsylvania – 1.4% (0.9% of Total Investments)
3,500	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2005A,	12/15 at 100.00	AAA	3,704,645
	5.000%, 12/01/23 – MBIA Insured
1,500	Annville-Cleona School District, Lebanon County, Pennsylvania, General Obligation Bonds,	3/15 at 100.00	Aaa	1,732,110
	Series 2005, 6.000%, 3/01/28 – FSA Insured
875	Delaware County, Pennsylvania, General Obligation Bonds, Series 2005, 5.000%, 10/01/21	10/15 at 100.00	AA	934,036
1,050	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds,	No Opt. Call	AAA	1,210,157
	Series 1997B, 5.700%, 7/01/27 – AMBAC Insured
1,000	Pennsylvania State University, General Revenue Bonds, Series 2005, 5.000%, 9/01/29	9/15 at 100.00	AA	1,046,070

7,925	Total Pennsylvania			8,627,018

	Rhode Island – 2.7% (1.7% of Total Investments)
	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,
	Series 2002A:
10,000	6.000%, 6/01/23	6/12 at 100.00	BBB	10,489,400
6,000	6.125%, 6/01/32	6/12 at 100.00	BBB	6,317,220

16,000	Total Rhode Island			16,806,620

	South Carolina – 9.8% (6.3% of Total Investments)
14,000	Berkeley County School District, South Carolina, Installment Purchase Revenue Bonds, Securing	12/13 at 100.00	A–	14,573,300
	Assets for Education, Series 2003, 5.250%, 12/01/24
15,445	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/12 at 101.00	AA– (4)	17,644,675
	2002, 5.875%, 12/01/17 (Pre-refunded 12/01/12)
2,500	Greenville, South Carolina, Hospital Facilities Revenue Refunding Bonds, Series 2003A, 5.000%,	5/13 at 100.00	AAA	2,623,250
	5/01/25 – AMBAC Insured
7,600	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1991, 4.000%,	7/06 at 100.00	AAA	7,140,200
	1/01/23 – MBIA Insured
6,000	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon	11/12 at 100.00	A–	6,313,620
	Secours Health System Inc., Series 2002A, 5.625%, 11/15/30
	South Carolina JOBS Economic Development Authority, Hospital Refunding and Improvement Revenue
	Bonds, Palmetto Health Alliance, Series 2003C:
1,335	6.875%, 8/01/27 (Pre-refunded 8/01/13)	8/13 at 100.00	BBB+ (4)	1,588,730
165	6.875%, 8/01/27	8/13 at 100.00	BBB+	190,905
4,450	6.375%, 8/01/34 (Pre-refunded 8/01/13)	8/13 at 100.00	BBB+ (4)	5,158,662
550	6.375%, 8/01/34	8/13 at 100.00	BBB+	617,078
5,000	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement	5/11 at 101.00	BBB	5,270,650
	Asset-Backed Bonds, Series 2001B, 6.000%, 5/15/22

57,045	Total South Carolina			61,121,070

	Tennessee – 0.8% (0.5% of Total Investments)
3,200	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain	7/16 at 100.00	BBB+	3,331,168
	States Health Alliance, Series 2006A, 5.500%, 7/01/36 (WI/DD, Settling 2/14/06)
1,500	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 1999D,	3/10 at 101.00	AAA	1,620,270
	6.000%, 3/01/19 – AMBAC Insured (Alternative Minimum Tax)

4,700	Total Tennessee			4,951,438

	Texas – 12.3% (8.0% of Total Investments)
2,290	Austin, Texas, Revenue Bonds, Town Lake Park Community Events Center, Series 1999, 6.000%,	11/09 at 100.00	AAA	2,498,573
	11/15/25 (Pre-refunded 11/15/09) – FGIC Insured
5,000	Brazos River Authority, Texas, Pollution Control Revenue Bonds, Texas Utilities Electric	4/08 at 102.00	AAA	5,287,850
	Company, Series 1995C, 5.550%, 6/01/30 (Pre-refunded 4/01/08) – MBIA Insured (Alternative
	Minimum Tax)
5,000	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, Texas Utilities	5/08 at 102.00	AAA	5,294,400
	Electric Company, Series 1998A, 5.550%, 5/01/33 (Pre-refunded 5/01/08) – AMBAC Insured
	(Alternative Minimum Tax)
5,110	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	4/13 at 101.00	Baa2	6,056,423
	Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax)
10,000	Brazos River Harbor Navigation District, Brazoria County, Texas, Environmental Facilities	5/12 at 101.00	A–	10,812,900
	Revenue Bonds, Dow Chemical Company Project, Series 2002A-6, 6.250%, 5/15/33 (Mandatory put
	5/15/17) (Alternative Minimum Tax)
3,345	Fort Worth, Texas, Water and Sewerage Revenue Bonds, Series 2001, 5.625%, 2/15/19	2/12 at 100.00	AA (4)	3,702,948
	(Pre-refunded 2/15/12)
5,000	Gulf Coast Industrial Development Authority, Texas, Waste Disposal Revenue Bonds, Valero	6/08 at 102.00	BBB–	5,069,550
	Refining and Marketing Company Project, Series 1997, 5.600%, 12/01/31 (Alternative Minimum Tax)
	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds,
	Memorial Hermann Healthcare System, Series 2004A:
1,000	5.000%, 12/01/20	12/14 at 100.00	A	1,032,000
1,000	5.000%, 12/01/21	12/14 at 100.00	A	1,028,340
2,500	5.125%, 12/01/22	12/14 at 100.00	A	2,589,650
2,800	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Bonds, Series 2001G,	11/11 at 100.00	AAA	2,914,464
	5.250%, 11/15/30 – MBIA Insured
4,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A, 5.250%,	5/14 at 100.00	AAA	4,278,160
	5/15/24 – FGIC Insured
10,850	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	AAA	4,360,073
	Project, Series 2001B, 0.000%, 9/01/25 – AMBAC Insured
6,185	Keller Independent School District, Tarrant County, Texas, Unlimited Tax General Obligation	8/11 at 100.00	AAA	6,473,283
	Refunding Bonds, Series 2001, 5.250%, 8/15/26
	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson
	Memorial Hospital Project, Series 2005:
800	5.250%, 8/15/21	No Opt. Call	BBB–	830,656
1,000	5.125%, 8/15/26	No Opt. Call	BBB–	1,006,220
2,000	Pearland Independent School District, Brazoria County, Texas, Unlimited Tax Schoolhouse Bonds,	2/11 at 100.00	AAA	2,155,100
	Series 2001A, 5.250%, 2/15/22 (Pre-refunded 2/15/11)
1,000	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company, Series	11/15 at 100.00	Baa2	1,009,820
	2001C, 5.200%, 5/01/28
3,935	Spring Branch Independent School District, Harris County, Texas, Limited Tax Schoolhouse and	2/11 at 100.00	AAA	4,063,399
	Refunding Bonds, Series 2001, 5.125%, 2/01/26
3,900	Texas, General Obligation Bonds, Veterans Housing Assistance Program Fund II, Series 2001C-1,	12/11 at 101.00	Aa1	4,030,065
	5.200%, 12/01/21 (Alternative Minimum Tax)
6,945	Weatherford Independent School District, Parker County, Texas, Unlimited Tax School Building	2/11 at 44.73	AAA	2,496,936
	and Refunding Bonds, Series 2001, 0.000%, 2/15/25

83,660	Total Texas			76,990,810

	Utah – 0.1% (0.1% of Total Investments)
120	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1994B, 6.450%, 7/01/14	7/06 at 100.00	AAA	120,206
325	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1997C, 5.600%, 7/01/18	1/09 at 101.50	Aaa	327,171
	(Alternative Minimum Tax)
180	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1997E-2, 5.875%, 1/01/19	7/07 at 101.50	Aaa	181,143
	(Alternative Minimum Tax)

625	Total Utah			628,520

	Washington – 9.4% (6.1% of Total Investments)
15,000	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Bonds,	7/12 at 100.00	AAA	15,956,100
	Series 2002A, 5.450%, 7/01/37 – AMBAC Insured (Alternative Minimum Tax)
7,500	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station –	7/12 at 100.00	AAA	8,323,350
	Nuclear Project 2, Series 2002C, 5.750%, 7/01/17 – MBIA Insured
5,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 1, Series	7/13 at 100.00	Aaa	5,473,700
	2003A, 5.500%, 7/01/16
10,080	King County School District 401, Highline, Washington, General Obligation Bonds, Series 2002,	6/12 at 100.00	AAA	11,047,882
	5.500%, 12/01/16 – FGIC Insured
6,965	Port of Seattle, Washington, Revenue Bonds, Series 1999A, 5.250%, 9/01/22 – FGIC Insured	9/12 at 100.00	AAA	7,427,337
2,820	Skagit County Public Hospital District 1, Washington, General Obligation Bonds, Series 2004A,	12/14 at 100.00	Aaa	3,100,477
	5.375%, 12/01/19 – MBIA Insured
2,500	Snohomish County, Washington, Limited Tax General Obligation Bonds, Series 2001, 5.125%,	12/11 at 100.00	AAA	2,658,675
	12/01/22 – MBIA Insured
4,905	Washington, Various Purpose General Obligation Bonds, Series 1999B, 5.000%, 1/01/19	1/09 at 100.00	Aa1	5,077,558

54,770	Total Washington			59,065,079

	West Virginia – 2.5% (1.6% of Total Investments)
7,000	Harrison County Commission, West Virginia, Solid Waste Disposal Revenue Bonds, Potomac Edison	5/06 at 100.00	AAA	7,050,610
	Company – Harrison Station, Series 1993B, 6.250%, 5/01/23 – AMBAC Insured (Alternative Minimum
	Tax)
5,000	Mason County, West Virginia, Pollution Control Revenue Bonds, Appalachian Power Company,	10/11 at 100.00	BBB	5,108,050
	Series 2003L, 5.500%, 10/01/22
1,000	Pleasants County, West Virginia, Pollution Control Revenue Bonds, West Penn Power Company	4/09 at 101.00	AAA	1,050,070
	Pleasants Station Project, Series 1999E, 5.500%, 4/01/29 – AMBAC Insured (Alternative Minimum
	Tax)
2,355	West Virginia University, Unlimited Tax General Revenue Bonds, Student Fees, Series 2004C,	10/14 at 100.00	AAA	2,482,665
	5.000%, 10/01/24 – FGIC Insured

15,355	Total West Virginia			15,691,395

	Wisconsin – 1.4% (0.9% of Total Investments)
4,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care Inc.,	2/09 at 101.00	BBB+	4,095,960
	Series 1999A, 5.600%, 2/15/29
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Fort Healthcare Inc.,	5/14 at 100.00	BBB+	1,062,960
	Series 2004, 5.750%, 5/01/24
3,215	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/07 at 102.00	AAA	3,339,099
	Series 1997, 5.625%, 2/15/17 – MBIA Insured

8,215	Total Wisconsin			8,498,019

	Wyoming – 0.2% (0.1% of Total Investments)
1,500	Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds, FMC Corporation, Series 2005,	12/15 at 100.00	BBB–	1,526,085
	5.600%, 12/01/35 (Alternative Minimum Tax)

$ 1,031,085	Total Investments (cost $915,158,540) – 154.6%			966,809,051

	Other Assets Less Liabilities – 0.9%			5,525,249

	Preferred Shares, at Liquidation Value – (55.5)%			(347,000,000)

	Net Assets Applicable to Common Shares – 100%			$625,334,300

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below Baa by Moody’s Investor Service,
Inc. or BBB by Standard & Poor’s Group are considered to be below investment grade.
(4)	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
WI/DD	Investment purchased on a when-issued or delayed delivery basis.
N/R	Investment is not rated.
(ETM)	Security is escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions. At January 31, 2006, the cost of investments was $914,801,830.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2006, were as follows:

Gross unrealized:
Appreciation	$52,533,579
Depreciation	(526,358)

Net unrealized appreciation (depreciation) of investments	$52,007,221

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Premium Income Municipal Fund 2, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         March 31, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        March 31, 2006

* Print the name and title of each signing officer under his or her signature.